UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust
(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(215) 914-1970

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

SIREN DIVCON LEADERS DIVIDEND ETF
LEAD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the SIREN DIVCON LEADERS DIVIDEND ETF for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SIREN DIVCON LEADERS DIVIDEND ETF	$31	0.57%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$62,853,699
Number of Holdings	59
Total Advisory Fee	$124,392
Portfolio Turnover	0%
30-Day SEC Yield	0.38%
30-Day SEC Yield Unsubsidized	0.38%
WHAT DID THE FUND INVEST IN? (as a % of Net Asset as of  September 30, 2025)

Top 10 Issuers	(%)
Broadcom, Inc.	6.6%
NVIDIA Corp.	5.2%
Costco Wholesale Corp.	4.2%
Quanta Services, Inc.	4.2%
KLA Corp.	3.5%
Garmin Ltd.	2.9%
Monolithic Power Systems, Inc.	2.8%
Cintas Corp.	2.6%
Mastercard, Inc.	2.5%
Hubbell, Inc.	2.5%
Sector Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
SIREN DIVCON LEADERS DIVIDEND ETF	PAGE 1	TSR-SAR-829658301

SIREN DIVCON DIVIDEND DEFENDER ETF
DFND (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the SIREN DIVCON DIVIDEND DEFENDER ETF for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SIREN DIVCON DIVIDEND DEFENDER ETF	$95	1.85%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$9,964,446
Number of Holdings	77
Total Advisory Fee	$41,069
Portfolio Turnover	0%
30-Day SEC Yield	-0.48%
30-Day SEC Yield Unsubsidized	-0.48%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 5 Long Issuers (% of Net Assets)
First American Government Obligations Fund	4.1%
KLA Corp.	3.5%
NVIDIA Corp.	3.2%
Quanta Services Inc.	3.0%
Microsoft Corp.	2.8%
Top 5 Short Issuers (% of Net Assets)
Occidental Petroleum Corp.	(2.9)%
Invesco Ltd.	(2.7)%
International Paper Co.	(2.3)%
Freeport-McMoRan Inc.	(2.3)%
Exelon Corp.	(2.3)%
Sector Breakdown (%)

Top Sectors	Long (%)	Short (%)
Financials	20.9	(4.1)
Industrials	20.0	(0.8)
Technology	18.5	0
Health Care	10.2	0
Materials	4.6	(6.4)
Consumer Staples	4.3	(1.3)
Consumer Discretionary	3.7	(2.1)
Real Estate	2.1	0
Energy	1.8	(4.9)
Communications	0.7	(2.3)
Utilities	0	(4.3)
Cash & Other	13.2	0
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/.
SIREN DIVCON DIVIDEND DEFENDER ETF	PAGE 1	TSR-SAR-829658400

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
SIREN DIVCON DIVIDEND DEFENDER ETF	PAGE 2	TSR-SAR-829658400

SIREN NASDAQ NEXGEN ECONOMY ETF
BLCN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the SIREN NASDAQ NEXGEN ECONOMY ETF for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SIREN NASDAQ NEXGEN ECONOMY ETF	$51	0.82%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$45,476,475
Number of Holdings	53
Total Advisory Fee	$158,124
Portfolio Turnover	383%
30-Day SEC Yield	-0.24%
30-Day SEC Yield Unsubsidized	-0.24%
WHAT DID THE FUND INVEST IN? (as a % of Net Asset as of  September 30, 2025)

Top 10 Issuers	(%)
Coinbase Global, Inc.	2.8%
Strategy, Inc.	2.7%
MARA Holdings, Inc.	2.6%
GMO Internet, Inc.	2.4%
Digital Garage, Inc.	2.4%
Riot Platforms, Inc.	2.4%
Accenture PLC	2.3%
International Business Machines Corp.	2.3%
Fujitsu Ltd.	2.3%
Circle Internet Group, Inc.	2.3%
Sector Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
SIREN NASDAQ NEXGEN ECONOMY ETF	PAGE 1	TSR-SAR-829658202

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Siren ETF Trust
SIREN DIVCON LEADERS DIVIDEND ETF (LEAD)
SIREN DIVCON DIVIDEND DEFENDER ETF (DFND)
SIREN NASDAQ NEXGEN ECONOMY ETF (BLCN)
SEMI-ANNUAL REPORT
September 30, 2025
(Unaudited)

SIREN DIVCON LEADERS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 4.0%
D.R. Horton, Inc.	4,842	$820,574
NIKE, Inc. - Class B	9,400	655,462
PulteGroup, Inc.	7,712	1,018,986
		2,495,022
Consumer Staples - 8.1%
Brown-Forman Corp. - Class B	16,000	433,280
Church & Dwight Co., Inc.	7,200	630,936
Costco Wholesale Corp.	2,856	2,643,599
Kimberly-Clark Corp.	5,400	671,436
The Procter & Gamble Co.	4,429	680,516
		5,059,767
Energy - 1.3%
Marathon Petroleum Corp.	4,330	834,564
Financials - 19.7%
Broadridge Financial Solutions, Inc.	3,434	817,876
Chubb Ltd.	2,642	745,704
Cincinnati Financial Corp.	4,700	743,070
CME Group, Inc.	2,880	778,147
Erie Indemnity Co. - Class A	1,800	572,688
Globe Life, Inc.	6,981	998,074
Hartford Insurance Group, Inc.	6,200	827,018
Marsh & McLennan Companies, Inc.	3,399	685,000
Mastercard, Inc. - Class A	2,800	1,592,668
Moody’s Corp.	1,537	732,350
MSCI, Inc.	2,126	1,206,314
Verisk Analytics, Inc.	4,631	1,164,743
Visa, Inc. - Class A	4,477	1,528,358
		12,392,010
Health Care - 3.0%
Agilent Technologies, Inc.	5,300	680,255
Eli Lilly & Co.	800	610,400
Merck & Co., Inc.	7,200	604,296
		1,894,951
Industrials - 28.3%(a)
A O Smith Corp.	10,313	757,077
AMETEK, Inc.	3,800	714,400
Amphenol Corp. - Class A	10,000	1,237,500
Cintas Corp.	7,858	1,612,933
Cummins, Inc.	2,942	1,242,613
Eaton Corp. PLC	2,912	1,089,816
Expeditors International of Washington, Inc.	6,300	772,317
Fastenal Co.	22,404	1,098,692
Honeywell International, Inc.	3,392	714,016
Hubbell, Inc.	3,618	1,556,862
Illinois Tool Works, Inc.	2,712	707,181
Jacobs Solutions, Inc.	5,297	793,808
Old Dominion Freight Line, Inc.	5,290	744,726

	Shares	Value
Pentair PLC	6,800	$753,168
Quanta Services, Inc.	6,325	2,621,206
W.W. Grainger, Inc.	1,408	1,341,768
		17,758,083
Materials - 3.6%
Ecolab, Inc.	3,000	821,580
Linde PLC	1,667	791,825
The Sherwin-Williams Co.	1,923	665,858
		2,279,263
Technology - 31.8%(a)
Accenture PLC - Class A	1,980	488,268
Amentum Holdings, Inc.(b)	320	7,664
Apple, Inc.	3,078	783,751
Applied Materials, Inc.	4,351	890,824
Broadcom, Inc.	12,494	4,121,896
Cognizant Technology Solutions Corp. - Class A	9,200	617,044
Garmin Ltd.	7,525	1,852,806
Intuit, Inc.	1,174	801,736
KLA Corp.	2,047	2,207,894
Lam Research Corp.	9,900	1,325,610
Microsoft Corp.	1,739	900,715
Monolithic Power Systems, Inc.	1,896	1,745,533
Motorola Solutions, Inc.	2,087	954,364
NVIDIA Corp.	17,575	3,279,144
		19,977,249
TOTAL COMMON STOCKS (Cost $47,443,057)		62,690,909
SHORT-TERM INVESTMENTS
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.05%(c)	132,504	132,504
TOTAL MONEY MARKET FUNDS (Cost $132,504)		132,504
TOTAL INVESTMENTS - 100.0% (Cost $47,575,561)		$62,823,413
Other Assets in Excess of Liabilities - 0.0%(d)		30,286
TOTAL NET ASSETS - 100.0%		$62,853,699

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

SIREN DIVCON DIVIDEND DEFENDER ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.7%
Communications - 0.7%
Fox Corp. - Class A	1,180	$74,411
Consumer Discretionary - 3.7%
D.R. Horton, Inc.	291	49,316
eBay, Inc.	197	17,917
NIKE, Inc. - Class B	1,005	70,079
PulteGroup, Inc.	1,739	229,774
		367,086
Consumer Staples - 4.3%
Brown-Forman Corp. - Class B	317	8,584
Church & Dwight Co., Inc.	314	27,516
Costco Wholesale Corp.	225	208,267
Kimberly-Clark Corp.	346	43,022
Walmart, Inc.	1,358	139,955
		427,344
Energy - 1.8%
Texas Pacific Land Corp.	189	176,458
Financials - 20.9%
Chubb Ltd.	794	224,107
Cincinnati Financial Corp.	108	17,075
Erie Indemnity Co. - Class A	391	124,401
Globe Life, Inc.	1,206	172,422
Hartford Insurance Group, Inc.	591	78,833
Mastercard, Inc. - Class A	240	136,514
Moody’s Corp.	382	182,015
MSCI, Inc.	379	215,048
S&P Global, Inc.	468	227,780
Travelers Cos., Inc.	922	257,441
Verisk Analytics, Inc.	794	199,699
Visa, Inc. - Class A	715	244,087
		2,079,422
Health Care - 10.2%
Agilent Technologies, Inc.	186	23,873
Eli Lilly & Co.	286	218,218
Merck & Co., Inc.	1,017	85,357
ResMed, Inc.	986	269,898
Thermo Fisher Scientific, Inc.	455	220,684
Zoetis, Inc.	1,380	201,921
		1,019,951
Industrials - 20.0%
A O Smith Corp.	204	14,976
AMETEK, Inc.	28	5,264
Amphenol Corp. - Class A	1,978	244,777
Dover Corp.	1,213	202,365
Eaton Corp. PLC	389	145,583
Expeditors International of Washington, Inc.	2,026	248,367
Fastenal Co.	834	40,899
Illinois Tool Works, Inc.	512	133,509
Jacobs Solutions, Inc.	831	124,534
Old Dominion Freight Line, Inc.	672	94,604

	Shares	Value
Pentair PLC	1,077	$119,289
Quanta Services, Inc.	719	297,968
TE Connectivity PLC	622	136,548
W.W. Grainger, Inc.	191	182,015
		1,990,698
Materials - 4.6%
Ecolab, Inc.	991	271,395
The Sherwin-Williams Co.	555	192,174
		463,569
Technology - 18.5%
Accenture PLC - Class A	51	12,577
Amentum Holdings, Inc.(a)	50	1,198
Apple, Inc.	69	17,569
Applied Materials, Inc.	37	7,575
Cognizant Technology Solutions Corp. - Class A	1,433	96,111
Garmin Ltd.	1,089	268,134
Intuit, Inc.	373	254,725
KLA Corp.	323	348,388
Lam Research Corp.	1,179	157,868
Microsoft Corp.	540	279,693
NVIDIA Corp.	1,696	316,440
QUALCOMM, Inc.	516	85,842
		1,846,120
TOTAL COMMON STOCKS (Cost $7,470,361)		8,445,059
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.1%
Real Estate - 2.1%
SBA Communications Corp.	1,071	207,078
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $241,251)		207,078
SHORT-TERM INVESTMENTS
Money Market Funds - 11.2%
First American Government Obligations Fund - Class X, 4.05%(b)	1,117,949	1,117,949
TOTAL MONEY MARKET FUNDS (Cost $1,117,949)		1,117,949
TOTAL INVESTMENTS - 98.0% (Cost $8,829,561)		$9,770,086
Other Assets in Excess of Liabilities - 2.0%		194,360
TOTAL NET ASSETS - 100.0%		$9,964,446

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

SIREN DIVCON DIVIDEND DEFENDER ETF
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (26.2)%
Communications - (2.3)%
AT&T, Inc.	(2,260)	$(63,822)
Paramount Skydance Corp.	(9,105)	(172,267)
		(236,089)
Consumer Discretionary - (2.1)%
Ford Motor Co.	(17,276)	(206,621)
Consumer Staples - (1.3)%
Estee Lauder Cos., Inc. - Class A	(1,491)	(131,387)
Energy - (4.9)%
APA Corp.	(2,638)	(64,051)
EQT Corp.	(2,501)	(136,129)
Occidental Petroleum Corp.	(6,091)	(287,800)
		(487,980)
Financials - (4.1)%
Capital One Financial Corp.	(661)	(140,516)
Invesco Ltd.	(11,663)	(267,549)
		(408,065)
Industrials - (0.8)%
Southwest Airlines Co.	(2,472)	(78,881)
Materials - (6.4)%
Dow, Inc.	(2,196)	(50,354)
Freeport-McMoRan, Inc.	(5,824)	(228,417)
International Flavors & Fragrances, Inc.	(2,077)	(127,819)
International Paper Co.	(4,950)	(229,680)
		(636,270)
Utilities - (4.3)%
CenterPoint Energy, Inc.	(3,074)	(119,271)
Dominion Energy, Inc.	(780)	(47,713)
Exelon Corp.	(5,011)	(225,545)
PPL Corp.	(994)	(36,937)
		(429,466)
TOTAL COMMON STOCKS (Proceeds $2,493,742)		(2,614,759)
TOTAL SECURITIES SOLD SHORT - (26.2)% (Proceeds $2,493,742)		$(2,614,759)

Percentages are stated as a percentof net assets.
The accompanying notes are an integral part of these financial statements.

3

SIREN NASDAQ NEXGEN ECONOMY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Communications - 4.5%
Baidu, Inc. - ADR(a)	7,086	$933,722
GMO Internet, Inc.	45,023	1,102,095
		2,035,817
Consumer Discretionary - 4.1%
Alibaba Group Holding Ltd. - ADR	5,473	978,189
JD.com, Inc. - ADR	25,222	882,266
		1,860,455
Consumer Staples - 0.7%
Walmart, Inc.	3,167	326,391
Financials - 51.5%(b)
American Express Co.	2,390	793,862
Bitdeer Technologies Group(a)	28,002	478,554
Blackrock, Inc.	561	654,053
Block, Inc.(a)	13,195	953,603
Cipher Mining, Inc.(a)	35,014	440,826
Circle Internet Group, Inc.(a)	7,892	1,046,321
Cleanspark, Inc.(a)	57,100	827,950
Coinbase Global, Inc. - Class A(a)	3,831	1,292,924
Core Scientific, Inc.(a)	35,313	633,515
Customers Bancorp, Inc.(a)	7,635	499,100
Digital Garage, Inc.	44,918	1,098,006
Fiserv, Inc.(a)	5,344	689,002
Galaxy Digital, Inc. - Class A(a)	16,282	550,689
Hut 8 Corp.(a)	22,822	794,434
IREN Ltd.(a)	19,932	935,409
JPMorgan Chase & Co.	2,724	859,231
MARA Holdings, Inc.(a)	65,497	1,195,975
Mastercard, Inc. - Class A	909	517,048
Nasdaq, Inc.	9,269	819,843
NU Holdings Ltd. - Class A(a)	41,142	658,683
PayPal Holdings, Inc.(a)	12,991	871,177
Plus500 Ltd.	13,607	589,262
Riot Platforms, Inc.(a)	56,610	1,077,288
Robinhood Markets, Inc. - Class A(a)	7,184	1,028,605
SBI Holdings, Inc.	19,399	844,250
Terawulf, Inc.(a)	79,978	913,349
The Bank of New York Mellon Corp.	6,883	749,972
The Goldman Sachs Group, Inc.	914	727,864
Visa, Inc. - Class A	2,541	867,447
		23,408,242
Industrials - 1.6%
Siemens AG	2,683	721,977

	Shares	Value
Technology - 33.7%(b)
Accenture PLC - Class A	4,316	$1,064,326
Advanced Micro Devices, Inc.(a)	5,190	839,690
American Bitcoin Corp.(a)	83,568	563,248
Bullish(a)	11,936	759,249
Cisco Systems, Inc.	12,873	880,771
Exodus Movement, Inc. - Class A(a)	19,864	551,822
Fujitsu Ltd.	44,528	1,049,028
Hewlett Packard Enterprise Co.	33,670	826,935
International Business Machines Corp.	3,753	1,058,947
Micron Technology, Inc.	4,263	713,285
Microsoft Corp.	1,862	964,423
NVIDIA Corp.	4,906	915,361
Oracle Corp.	3,125	878,875
QUALCOMM, Inc.	4,599	765,090
SAP SE - ADR	3,082	823,541
Strategy, Inc. - Class A(a)	3,821	1,231,164
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,627	733,695
Texas Instruments, Inc.	3,985	732,164
		15,351,614
TOTAL COMMON STOCKS (Cost $37,796,373)		43,704,496
TOTAL INVESTMENTS - 96.1% (Cost $37,796,373)		$43,704,496
Other Assets in Excess of Liabilities - 3.9%		1,771,979
TOTAL NET ASSETS - 100.0%		$45,476,475

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

4

SIREN ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments, at value	$62,823,413	$9,770,086	$43,704,496
Deposit at broker for securities sold short	—	2,803,667	—
Dividends receivable	52,760	10,500	25,185
Interest receivable	—	8,079	—
Receivable for investments sold	—	—	1,067,045
Dividend tax reclaims receivable	—	—	198,767
Cash	—	—	496,575
Foreign currency, at value	—	—	16,800
Deposit at broker for other investments	—	—	1,240
Total assets	62,876,173	12,592,332	45,510,108
LIABILITIES:
Securities sold short, at value	—	2,614,759	—
Payable to adviser	21,924	6,920	27,354
Interest payable	—	3,097	—
Dividends payable	—	3,019	—
Payable for investments purchased	—	—	5,831
Payable for expenses and other liabilities	550	91	448
Total liabilities	22,474	2,627,886	33,633
NET ASSETS	$62,853,699	$9,964,446	$45,476,475
Net Assets Consists of:
Paid-in capital	$48,173,732	$13,897,616	$147,866,081
Total distributable earnings/(accumulated losses)	14,679,967	(3,933,170)	(102,389,606)
Total net assets	$62,853,699	$9,964,446	$45,476,475
Net assets	$62,853,699	$9,964,446	$45,476,475
Shares issued and outstanding(a)	825,000	230,060	1,625,000
Net asset value per share	$76.19	$43.31	$27.99
Cost:
Investments, at cost	$47,575,561	$8,829,561	$37,796,373
Foreign currency, at cost	$—	$—	$16,688
Proceeds:
Securities sold short proceeds	$—	$2,493,742	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

SIREN ETF TRUST
STATEMENTS OF OPERATION
For the Period Ended September 30, 2025 (Unaudited)

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
INVESTMENT INCOME:
Dividend income	$343,667	$73,846	$225,196
Less: Issuance fees	—	(4)	(441)
Less: Dividend withholding taxes	(757)	(101)	(4,268)
Interest income	—	51,608	—
Total investment income	342,910	125,349	220,487
EXPENSES:
Dividends expenses	—	41,718	—
Investment advisory fee	124,392	41,069	158,124
Legal fees	40,947	6,773	33,362
Total expenses	165,339	89,560	191,486
Net investment income	177,571	35,789	29,001
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	857,455	119,742	11,924,992
Securities sold short	—	(71,154)	(212)
Foreign currency translation	—	—	(1,425)
Net realized gain (loss)	857,455	48,588	11,923,355
Net change in unrealized appreciation (depreciation) on:
Investments	8,332,258	606,748	5,777,518
Securities sold short	—	(143,095)	—
Foreign currency translation	—	—	10,785
Net change in unrealized appreciation (depreciation)	8,332,258	463,653	5,788,303
Net realized and unrealized gain (loss)	9,189,713	512,241	17,711,658
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,367,284	$548,030	$17,740,659

The accompanying notes are an integral part of these financial statements.

6

SIREN ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Siren DIVCON Leaders Dividend ETF		Siren DIVCON Dividend Defender ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$177,571	$518,374	$35,789	$121,793
Net realized gain (loss)	857,455	1,595,199	48,588	938,976
Net change in unrealized appreciation (depreciation)	8,332,258	(2,545,075)	463,653	(1,077,646)
Net increase (decrease) in net assets from operations	9,367,284	(431,502)	548,030	(16,877)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(181,676)	(502,957)	(44,712)	(118,100)
Total distributions to shareholders	(181,676)	(502,957)	(44,712)	(118,100)
CAPITAL TRANSACTIONS:
Shares sold	5,250,285	1,626,565	1,082,383	1,095,038
Shares redeemed	(3,431,493)	(6,628,055)	(1,081,360)	(2,078,413)
ETF transaction fees	—	—	5,233	1,006
Net increase (decrease) in net assets from capital transactions	1,818,792	(5,001,490)	6,256	(982,369)
Net increase (decrease) in net assets	11,004,400	(5,935,949)	509,574	(1,117,346)
NET ASSETS:
Beginning of the period	51,849,299	57,785,248	9,454,872	10,572,218
End of the period	$62,853,699	$51,849,299	$9,964,446	$9,454,872
SHARES TRANSACTIONS
Shares sold	75,000	25,000	25,000	25,000
Shares redeemed	(50,000)	(100,000)	(25,000)	(50,000)
Total increase (decrease) in shares outstanding	25,000	(75,000)	—	(25,000)

The accompanying notes are an integral part of these financial statements.

7

SIREN ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Siren Nasdaq NexGen Economy ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$29,001	$243,383
Net realized gain (loss)	11,923,355	(7,164,439)
Net change in unrealized appreciation (depreciation)	5,788,303	(13,164,781)
Net increase (decrease) in net assets from operations	17,740,659	(20,085,837)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(61,365)	(146,503)
From return of capital	—	(180,825)
Total distributions to shareholders	(61,365)	(327,328)
CAPITAL TRANSACTIONS:
Shares sold	—	605,960
Shares redeemed	(14,300,830)	(17,471,383)
ETF transaction fees	146	676
Net increase (decrease) in net assets from capital transactions	(14,300,684)	(16,864,747)
Net increase (decrease) in net assets	3,378,610	(37,277,912)
NET ASSETS:
Beginning of the period	42,097,865	79,375,777
End of the period	$45,476,475	$42,097,865
SHARES TRANSACTIONS
Shares sold	—	25,000
Shares redeemed	(575,000)	(675,000)
Total increase (decrease) in shares outstanding	(575,000)	(650,000)

The accompanying notes are an integral part of these financial statements.

8

SIREN DIVCON LEADERS DIVIDEND ETF
FINANCIAL HIGHLIGHTS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,				Period Ended March 31, 2021(a)	Year Ended October 31, 2020
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$64.81	$66.04	$53.09	$54.92	$49.67	$42.71	$36.27
INVESTMENT OPERATIONS:
Net investment income(b)	0.22	0.61	0.70	0.62	0.45	0.21	0.37
Net realized and unrealized gain (loss) on investments(c)	11.38	(1.24)	12.94	(1.80)	5.89	7.00	6.46
Total from investment operations	11.60	(0.63)	13.64	(1.18)	6.34	7.21	6.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.60)	(0.69)	(0.65)	(0.42)	(0.25)	(0.39)
Net realized gains	—	—	—	—	(0.67)	—	—
Total distributions	(0.22)	(0.60)	(0.69)	(0.65)	(1.09)	(0.25)	(0.39)
Net asset value, end of period	$76.19	$64.81	$66.04	$53.09	$54.92	$49.67	$42.71
Total return(d)	17.90%	−0.98%	25.86%	−2.01%	12.68%	16.91%	18.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,854	$51,849	$57,785	$42,470	$56,294	$39,737	$35,238
Ratio of expenses to average net assets(e)	0.57%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of net investment income (loss) to average net assets(f)	0.61%	0.91%	1.21%	1.23%	0.81%	1.09%	0.92%
Portfolio turnover rate(d)(f)	0%	26%	65%	54%	66%	47%(g)	2%

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	During the period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
The accompanying notes are an integral part of these financial statements.

9

SIREN DIVCON DIVIDEND DEFENDER ETF
FINANCIAL HIGHLIGHTS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,				Period Ended March 31, 2021(a)	Year Ended October 31, 2020
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$41.10	$41.45	$35.14	$36.94	$36.08	$35.19	$30.63
INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.16	0.51	0.70	0.28	(0.19)	(0.02)	(0.22)
Net realized and unrealized gain (loss) on investments(c)	2.24	(0.36)	6.36	(1.69)	1.05	0.91	4.85
Total from investment operations	2.40	0.15	7.06	(1.41)	0.86	0.89	4.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.50)	(0.75)	(0.39)	—	—	(0.07)
Total distributions	(0.21)	(0.50)	(0.75)	(0.39)	—	—	(0.07)
ETF transaction fees per share	0.02	0.00(d)	—	—	—	—	—
Net asset value, end of period	$43.31	$41.10	$41.45	$35.14	$36.94	$36.08	$35.19
Total return(e)	5.90%	0.36%	20.25%	−3.77%	2.37%	2.53%	15.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,964	$9,455	$10,572	$13,356	$33,430	$37,163	$47,686
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	1.85%	1.73%	1.60%	1.84%	1.74%	1.60%	1.64%(h)
After expense reimbursement/ recoupment(f)(g)	1.85%	1.73%	1.60%	1.70%	1.65%	1.49%	1.64%(h)
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.86%	0.88%	0.75%	0.99%	0.89%	0.74%	0.79%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.99%	0.85%	0.85%	0.85%	0.85%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets(f)	0.74%	1.21%	1.87%	0.81%	(0.49)%	(0.16)%	(0.65)%
Portfolio turnover rate(e)(i)	0%	115%	99%	62%(j)	55%(j)	75%(j)	23%(g)

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.21% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.19% and 0.70%, respectively. For the year ended March 31, 2023, interest expense (borrowing fees) and dividend expense were 0.37% and 0.62%, respectively. For the year ended March 31, 2024, interest expense (borrowing fees) and dividend expense were 0.00% and 0.75%, respectively. For the year ended March 31, 2025, interest expense (borrowing fees) and dividend expense were 0.00% and 0.88%, respectively.

(h)
Includes interest expense (borrowing fees), rebates and dividend expense associated with short sale transactions. For the year ended October 31, 2020, interest expense (borrowing fees) and dividend expense were 0.05% and 0.74%, respectively.

(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	During the fiscal period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
(g)
Portfolio turnover rate excludes the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of these financial statements.

10

SIREN NASDAQ NEXGEN ECONOMY ETF
FINANCIAL HIGHLIGHTS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,				Period Ended March 31, 2021(a)	Year Ended October 31, 2020
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$19.14	$27.85	$21.46	$37.27	$47.89	$33.08	$24.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.09	0.14	0.25	0.24	0.12	0.29
Net realized and unrealized gain (loss) on investments(c)	8.87	(8.68)	6.41	(15.78)	(10.66)	14.83	8.97
Total from investment operations	8.88	(8.59)	6.55	(15.53)	(10.42)	14.95	9.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.06)	(0.16)	(0.28)	(0.20)	(0.14)	(0.21)
Return of capital	—	(0.06)	—	—	—	—	—
Total distributions	(0.03)	(0.12)	(0.16)	(0.28)	(0.20)	(0.14)	(0.21)
ETF transaction fees per share	0.00(d)	0.00(d)	—	—	—	—	—
Net asset value, end of period	$27.99	$19.14	$27.85	$21.46	$37.27	$47.89	$33.08
Total return(e)	46.44%	−30.97%	30.69%	−41.79%	−21.82%	45.25%	38.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,476	$42,098	$79,376	$79,935	$193,803	$301,688	$128,195
Ratio of expenses to average net assets(f)	0.82%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.12%	0.37%	0.62%	0.98%	0.53%	0.68%	1.01%
Portfolio turnover rate(e)(g)	383%(h)	771%(h)	339%(h)	135%(h)	71%(h)	38%	18%

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	During the fiscal year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
The accompanying notes are an integral part of these financial statements.

11

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)
1. ORGANIZATION
Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series (each a “Fund” or collectively the “Funds”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the six months ended September 30, 2025, the Trust consisted of three funds: the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF. Each Fund is a diversified fund under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) previously approved by the Board of Trustees of Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor Funds”) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NexGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to March 31 from October 31.
2. SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value per share (“NAV”).
Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous

12

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.
3. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the six months ended September 30, 2025, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

13

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Short Sales: A Fund may sell securities it does not own in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the six months ended September 30 2025, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.
A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.
(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.
Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.
Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the

14

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended September 30, 2025.
4. SECURITIES VALUATION
The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.
Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
If market quotations are not readily available or they are unreliable, securities are valued at fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs fair value determinations relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser has appointed an officer of the Adviser to carry out the Adviser’s responsibilities under Rule 2a-5 as valuation designee and has adopted policies and procedures in connection therewith.
The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index the Fund seeks to track. This may adversely affect a Fund’s ability to track its Index.
The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

15

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:
Siren DIVCON Leaders Dividend ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$62,690,909	$—	$—	$62,690,909
Money Market Funds	132,504	—	—	132,504
Total Assets	$62,823,413	$—	$—	$62,823,413

Refer to the Schedule of Investments for industry classifications.
Siren DIVCON Dividend Defender ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$8,445,059	$—	$—	$8,445,059
Real Estate Investment Trusts - Common	207,078	—	—	207,078
Money Market Funds	1,117,949	—	—	1,117,949
Total Assets	$9,770,086	$—	$—	$9,770,086
Liabilities:
Common Stocks	$(2,614,759)	$—	$—	$(2,614,759)
Total Liabilities	$(2,614,759)	$—	$—	$(2,614,759)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.
Siren Nasdaq NexGen Economy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$43,704,496	$—	$—	$43,704,496
Total Assets	$43,704,496	$—	$—	$43,704,496

Refer to the Schedule of Investments for industry classifications.
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

16

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of September 30, 2025, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust and the Funds.
Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
6. RELATED PARTIES
At September 30, 2025, certain Officers and Trustees of the Trust were also officers or employees of the Adviser.
Pursuant to an agreement between the Trust, on behalf of the Funds, and Foreside Financial Services, LLC, dba ACA Group, certain employees of Foreside Financial Services, LLC serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Funds. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
7. PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2025, were as follows:
Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$3,725,343	$18.59
Siren DIVCON Dividend Defender ETF	$—	$(57,212)
Siren Nasdaq NexGen Economy ETF	$168,400,826	$167,820,569

The cost of in-kind purchases and the proceeds from in-kind redemptions for the six months ended September 30, 2025, were as follows:
In-Kind Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$5,208,126	$3,406,759
Siren DIVCON Dividend Defender ETF	$919,786	$896,000
Siren Nasdaq NexGen Economy ETF	$553,340	$13,417,812

17

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
8. DISTRIBUTIONS TO SHAREHOLDERS AND OTHER INCOME TAX INFORMATION
The tax character of distributions paid during the six months ended September 30, 2025 and fiscal year ended March 31, 2025, were as follows:

	Six Months Ended September 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$181,676	$ —	$—	$181,676
Siren DIVCON Dividend Defender ETF	44,712	—	—	44,712
Siren Nasdaq NexGen Economy ETF	61,365	—	—	61,365

	Fiscal Year Ended March 31, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$502,957	$ —	$—	$502,957
Siren DIVCON Dividend Defender ETF	118,100	—	—	118,100
Siren Nasdaq NexGen Economy ETF	146,503	—	180,825	—

At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$45,026,915	$9,136,428	$51,266,662
Gross unrealized appreciation	$8,195,176	$975,396	$2,911,755
Gross unrealized depreciation	(1,307,961)	(668,144)	(12,273,705)
Net unrealized appreciation/depreciation	6,887,215	307,252(a)	(9,361,950)
Undistributed ordinary income	15,417	10,664	—
Other accumulated losses	(1,408,273)	(4,754,404)	(110,706,950)(b)
Total distributable earnings (accumulated losses)	$5,494,359	$(4,436,488)	$(120,068,900)

(a)	Includes amounts from shorted securities.
(b)	Includes other accumulated losses related to post 30-day wash sales of $4,162,293 and foreign currency translation of $16,521.
The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.
At March 31, 2025, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-In Capital
Siren DIVCON Leaders Dividend ETF	$(1,450,157)	$1,450,157
Siren DIVCON Dividend Defender ETF	$(350,605)	$350,605
Siren Nasdaq NexGen Economy ETF	$(3,041,665)	$3,041,665

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.
For the Fiscal year ended March 31, 2025, the Funds’ most recent fiscal year end, Siren Nasdaq NexGen Economy ETF deferred late year losses of the following amount: $20,614.

18

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
At March 31, 2025, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses	Non-Expiring Long-Term Losses	Total
Siren DIVCON Leaders Dividend ETF	$1,408,273	$—	$1,408,273
Siren DIVCON Dividend Defender ETF	$4,754,404	$—	$4,754,404(a)
Siren Nasdaq NexGen Economy ETF	$77,527,455	$28,980,067	$106,507,522

(a)
Includes losses of $595,480 that are subject to IRC Section 382 limitation as a result of the Fund’s merger with Reality Shares DIVCON Dividend Guard ETF. Utilization of these carry forwards is limited to a maximum of $164,767 per year.

During the fiscal year ended March 31, 2025, the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF utilized short-term capital loss carryforwards of $139,470 and $406,357, respectively.
9. RULE 12B-1 PLAN
The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.
As of March 31, 2025, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.
10. PRINCIPAL RISKS
In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:
Investments in Other Investment Companies: A Fund may invest in other investment companies, including those managed by the Adviser, to the extent permitted by Sections 12(d)(1)(F) or (G) of the 1940 Act or any rule under the 1940 Act or any interpretation thereunder or order granted by the SEC. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When a Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. As of March 31, 2025, 16.1% of DFND’s net assets were invested in the First American Government Obligations Fund, a money market fund.
Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements.

19

SIREN ETF TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Foreign Issuer Exposure Risk: The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.
Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent a fund invests in illiquid securities, such investments may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a fund’s portfolio, the ability of the fund to assign an accurate daily value to these investments may be difficult.
11. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
12. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events after March 31, 2025 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

20

SIREN ETF TRUST
BOARD OF TRUSTEES’ APPROVAL OF ADVISORY AGREEMENT
September 30, 2025 (Unaudited)
The Board of Trustees (the “Trustees” or the “Board”) of Siren ETF Trust (the “Trust”) attended a meeting held on June 13, 2025 (the “Meeting”), called for the purpose of, among other things, considering and voting on the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust, on behalf of the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF and Siren Nasdaq NexGen Economy ETF, each a series of the Trust (each, a “Fund” and together, the “Funds”), and SRN Advisors, LLC (the “Adviser”). The Board, including a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or the Adviser (“Independent Trustees”), voting separately, unanimously approved the continuation of the Investment Advisory Agreement with respect to the Funds based on the Board’s review of qualitative and quantitative information provided by the Adviser and other service providers, as applicable.
Prior to the Meeting: (i) the Board requested and received from the Adviser, and evaluated, a wide variety of information that the Board, including the Independent Trustees, deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (ii) the Board received from legal counsel to the Trust, and evaluated, a memorandum regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement; and (iii) the Independent Trustees discussed such information and memorandum in executive session outside of the presence of management.
At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (i) the nature, extent and quality of the investment advisory and other services provided to each Fund by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s compliance personnel and compliance program; (iv) the Adviser’s operations and financial condition; (v) a comparison of each Fund’s investment advisory fee to the investment advisory fees charged to comparable funds; (vi) the profitability of the Adviser with respect to its management of each Fund; (viii) each Fund’s performance as compared to its index, and each Fund’s performance as compared to the performance of comparable funds in its respective peer group; and (viii) the terms of the Investment Advisory Agreement. A representative of the Adviser engaged in a dialogue with the Independent Trustees during executive session and the Meeting to help the Independent Trustees evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. A discussion of the factors considered by the Board follows:
•
Nature, Extent and Quality of Services Provided by the Adviser. In considering the nature, extent and quality of the services provided to each Fund by the Adviser, the Board considered the Adviser’s responses to a detailed set of questions that included, among other things, information about the investment advisory services provided by the Adviser to each Fund. The Board considered that the Adviser is registered with the SEC, and the registration form (Form ADV) for the Adviser was available to the Board. The Board further considered the experience of the Adviser’s personnel in exchange-traded fund portfolio management, trading and other operations gained over time through various industry roles. The Board reviewed the portfolio management services provided by the Adviser to each Fund, including the investment and risk management approaches for each Fund. The Board also considered the Adviser’s financial resources, compliance program and compliance personnel. The Board also reviewed the terms of the Investment Advisory Agreement and considered the Adviser’s commitment to managing the Funds.

The Board also considered other services provided to each Fund by the Adviser, such as services provided in connection with rebalancing each Fund’s portfolio, monitoring and managing the relationships with each Fund’s authorized participants, overseeing adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Fund by the Adviser supported renewal of the Investment Advisory Agreement.
•
Costs of Services Provided to each Fund; Profits Realized by the Adviser. The Board also reviewed statistical information regarding each Fund’s advisory fee. The Funds’ administrator prepared a report based on information provided by an independent, third-party data provider to help the Board compare each Fund’s advisory fee to those of comparable funds in the Fund’s peer group, as determined by the data provider.

The Board further noted that the Adviser, in the Investment Advisory Agreement, agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and

21

SIREN ETF TRUST
BOARD OF TRUSTEES’ APPROVAL OF ADVISORY AGREEMENT
September 30, 2025 (Unaudited)(Continued)
other services, except for the advisory fee, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, dividends and interest expenses associated with securities sold short, non-routine expenses and fees and expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Board also reviewed a report discussing the Adviser’s profitability with respect to its management of each Fund. The Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature, extent and quality of the services provided to each Fund by the Adviser. The Trustees further concluded that the profitability of the Adviser with respect to its management of the Funds was reasonable.
•
Economies of Scale. The Board considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify, particularly on a fund-by-fund basis. The Trustees noted that the Funds are still not yet of a sufficient asset size to be experiencing economies of scale and that they intend to continue monitoring the existence of economies of scale as the Funds’ assets grow.

•
Fund Performance. The Trustees considered each Fund’s performance and tracking error relative to its respective benchmark index over various periods of time and noted that each Fund’s performance trailed the performance of its respective benchmark index over various trailing periods. The Trustees also considered each Fund’s performance relative to the performance of comparable funds in its respective peer group. A representative of the Adviser provided information regarding and led discussions of factors impacting the performance and tracking error of the Funds, outlining current market conditions, and explaining the Adviser’s expectations for the future. The Trustees also considered the Adviser’s strategies to reduce BLCN’s tracking error. The Board concluded, within the context of its full deliberations, that the tracking error for each Fund was in an acceptable range given that Fund’s particular circumstances and each Fund’s performance supported renewal of the Investment Advisory Agreement.

•
“Fall-Out” Benefits. The Trustees also considered that the Adviser may experience reputational “fall-out” benefits based on the success of each Fund, but that such benefits are not easily quantifiable. The Trustees also noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Investment Advisory Agreement, including the fees paid by each Fund thereunder, were fair and reasonable and agreed to renew the Investment Advisory Agreement with respect to each Fund for an additional one-year term. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

22

SIREN ETF TRUST
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Disclosure of Portfolio Holdings
Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.
Proxy Voting Policies and Procedures
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (800) SEC-0330 or by accessing the SEC’s website at http://www.sec.gov.
The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30.

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SIREN ETF TRUST
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Notes to Financial Statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Disclosure provided in the Board of Trustees’ Approval of Advisory Agreement on page [21].

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(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)*	/s/ Scott Freeze
Scott Freeze, Principal Executive Officer

Date	12/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Freeze
Scott Freeze, Principal Executive Officer

Date	12/2/2025

By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Principal Financial Officer

Date	12/4/2025

* Print the name and title of each signing officer under his or her signature.